Deferred Drydocking Costs, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Drydocking Costs, net [Abstract]
Deferred Drydocking Costs, net
The movement in “Deferred drydocking costs, net,” between the periods presented in the accompanying consolidated balance sheets is analyzed as follows:

Deferred drydocking costs, net
Balance, January 1, 2023	$697
Amortization	(357)
Balance, December 31, 2023	$340
Additions	903
Amortization / write-off	(512)
Balance, December 31, 2024	$731
Additions	1,213
Amortization	(535)
Balance, December 31, 2025	$1,409